Note 11 - Stockholders' Equity (Details Textual) - USD ($)		3 Months Ended		12 Months Ended
	Mar. 08, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2023
Preferred Stock, Shares Authorized		5,000,000		5,000,000
Preferred Stock, Par or Stated Value Per Share		$ 1		$ 0.0001
Stock Issued During Period, Value, Acquisitions			$ 600,004	$ 600,004
Share-Based Payment Arrangement, Expense		$ 71,375	109,697	387,907	$ 314,715
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture		$ 12,002	$ 22,020	$ 76,043	$ 25,536
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period (in shares)		0	0	0	0	0
Common Stock [Member]
Stock Issued During Period, Value, Acquisitions			$ 27	$ 27
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited		19,834		10,500	1,250
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture		15,388	9,382	39,636	7,828
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture		$ 1	$ 1	$ 4	$ 1
Common Stock [Member] | Director [Member]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture		15,388	9,382	39,636	7,828
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture		$ 12,002	$ 20,020	$ 76,043	$ 25,536
Restricted Stock [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited		40,000	274,250	10,500	1,250
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Fair Value		$ 31,200	$ 589,638
Share-Based Payment Arrangement, Expense		$ 59,056	$ 39,840	$ 218,552	$ 71,819
Swivel Secure Europe [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	269,060
Business Combination, Indemnification Assets, Amount as of Acquisition Date	$ 89,687
Stock Issued During Period, Value, Acquisitions	$ 600,004
Business Acquisition, Share Price	$ 2.23						$ 2.23
Share-Based Payment Arrangement, Expense				$ 18,787	$ 10,680